Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies - Summary of Share Options and Restricted Stock Units Outstanding, Vesting Dates and Exercise Prices (Details) - $ / shares
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options and RSUs outstanding	3,534,561	4,032,345
Weighted average remaining contractual life of restricted stock units and share options outstanding at end of the period	3 years 7 months 9 days	4 years 2 months 26 days
Employee Share Purchase Plan Grant Date August 1st, 2018
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	August 1st, 2018
Vesting period	3 years
Last vesting date	Aug. 01, 2021
Exercise price (U.S. Dollars per A Share)	$ 0.74
Share options and RSUs outstanding		90,500
Employee Share Purchase Plan Grant Date October 1st, 2019
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	October 1st, 2019
Vesting period	3 years
Last vesting date	Oct. 01, 2022
Exercise price (U.S. Dollars per A Share)	$ 2.18
Share options and RSUs outstanding		90,000
Employee Share Purchase Plan Grant Date August 24th, 2020
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	August 24th, 2020
Vesting period	5 years
Last vesting date	Aug. 24, 2025
Exercise price (U.S. Dollars per A Share)	$ 3.30
Share options and RSUs outstanding	700,000	835,000
Employee Share Purchase Plan Grant Date November 15th, 2020
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	November 15th, 2020
Vesting period	4 years
Last vesting date	Nov. 15, 2024
Exercise price (U.S. Dollars per A Share)	$ 4.15
Share options and RSUs outstanding	87,750	135,000
Employee Share Purchase Plan Grant Date November 23rd, 2020
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	November 23rd, 2020
Vesting period	5 years
Last vesting date	Nov. 23, 2025
Exercise price (U.S. Dollars per A Share)	$ 3.88
Share options and RSUs outstanding		525,500
Employee Share Purchase Plan Grant Date January 1st, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	January 1st, 2021
Vesting period	5 years
Last vesting date	Jan. 01, 2026
Exercise price (U.S. Dollars per A Share)	$ 3.88
Share options and RSUs outstanding	132,000	210,000
Employee Share Purchase Plan Grant Date March 1st, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 1st, 2021
Vesting period	1 year
Last vesting date	Mar. 01, 2022
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	5,500	5,500
Employee Share Purchase Plan Grant Date March 2nd, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 2nd, 2021
Vesting period	5 years
Last vesting date	Mar. 02, 2026
Exercise price (U.S. Dollars per A Share)	$ 7.44
Share options and RSUs outstanding	8,000	10,000
Employee Share Purchase Plan Grant Date March 11th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 11th, 2021
Vesting period	5 years
Last vesting date	Mar. 11, 2026
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	725,375	1,031,000
Employee Share Purchase Plan Grant Date March 11th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 11th, 2021
Vesting period	5 years
Last vesting date	Mar. 11, 2026
Exercise price (U.S. Dollars per A Share)	$ 7.44
Share options and RSUs outstanding	28,000	36,000
Employee Share Purchase Plan Grant Date March 12nd, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 12nd, 2021
Vesting period	5 years
Last vesting date	Mar. 12, 2026
Exercise price (U.S. Dollars per A Share)	$ 7.44
Share options and RSUs outstanding		7,000
Employee Share Purchase Plan Grant Date March 15th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 15th, 2021
Vesting period	5 years
Last vesting date	Mar. 15, 2026
Exercise price (U.S. Dollars per A Share)	$ 7.44
Share options and RSUs outstanding		7,500
Employee Share Purchase Plan Grant Date March 29th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 29th, 2021
Vesting period	5 years
Last vesting date	Mar. 29, 2026
Exercise price (U.S. Dollars per A Share)	$ 7.44
Share options and RSUs outstanding		10,000
Employee Share Purchase Plan Grant Date May11th2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 11th, 2021
Vesting period	5 years
Last vesting date	May 11, 2026
Exercise price (U.S. Dollars per A Share)	$ 7.44
Share options and RSUs outstanding	453,500	927,500
Employee Share Purchase Plan Grant Date May 11th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 11th, 2021
Vesting period	3 years
Last vesting date	May 11, 2024
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	22,500	22,500
Employee Share Purchase Plan Grant Date May 18th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 18th, 2021
Vesting period	5 years
Last vesting date	May 18, 2026
Exercise price (U.S. Dollars per A Share)	$ 16.17
Share options and RSUs outstanding	10,000	10,000
Employee Share Purchase Plan Grant Date December 9th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	December 9th, 2021
Vesting period	5 years
Last vesting date	Dec. 09, 2026
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	69,235	79,345
Employee Share Purchase Plan Grant Date February 21st, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	February 21st, 2022
Vesting period	5 years
Last vesting date	Feb. 21, 2027
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	6,930
Employee Share Purchase Plan Grant Date March 16th, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 16th, 2022
Vesting period	5 years
Last vesting date	Mar. 16, 2027
Exercise price (U.S. Dollars per A Share)	$ 30.47
Share options and RSUs outstanding	20,000
Employee Share Purchase Plan Grant Date March 28th, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 28th, 2022
Vesting period	5 years
Last vesting date	Mar. 28, 2027
Exercise price (U.S. Dollars per A Share)	$ 30.27
Share options and RSUs outstanding	55,256
Employee Share Purchase Plan Grant Date April 1st, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	April 1st, 2022
Vesting period	5 years
Last vesting date	Apr. 01, 2027
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	4,886
Employee Share Purchase Plan Grant Date May 1st, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 1st, 2022
Vesting period	5 years
Last vesting date	May 01, 2027
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	57,665
Employee Share Purchase Plan Grant Date May 1st, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 1st, 2022
Vesting period	5 years
Last vesting date	May 01, 2027
Exercise price (U.S. Dollars per A Share)	$ 26.01
Share options and RSUs outstanding	240,000
Employee Share Purchase Plan Grant Date May 18th, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 18th, 2022
Vesting period	5 years
Last vesting date	May 18, 2027
Exercise price (U.S. Dollars per A Share)	$ 19.72
Share options and RSUs outstanding	160,000
Employee Share Purchase Plan Grant Date May 26th, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 26th, 2022
Vesting period	5 years
Last vesting date	May 26, 2027
Exercise price (U.S. Dollars per A Share)	$ 21.02
Share options and RSUs outstanding	20,000
Employee Share Purchase Plan Grant Date July 1st, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	July 1st, 2022
Vesting period	6 years
Last vesting date	Jul. 01, 2028
Exercise price (U.S. Dollars per A Share)	$ 26.70
Share options and RSUs outstanding	88,500
Employee Share Purchase Plan Grant Date July 1st, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	July 1st, 2022
Vesting period	3 years
Last vesting date	Jul. 01, 2025
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	13,428
Employee Share Purchase Plan Grant Date August 15th, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	August 15th, 2022
Vesting period	5 years
Last vesting date	Aug. 15, 2027
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	20,000
Employee Share Purchase Plan Grant Date August 15th, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	August 15th, 2022
Vesting period	5 years
Last vesting date	Aug. 15, 2027
Exercise price (U.S. Dollars per A Share)	$ 29.23
Share options and RSUs outstanding	206,250
Employee Share Purchase Plan Grant Date September 1st, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	September 1st, 2022
Vesting period	5 years
Last vesting date	Sep. 01, 2027
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	2,213
Employee Share Purchase Plan Grant Date September 5th, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	September 5th, 2022
Vesting period	5 years
Last vesting date	Sep. 05, 2027
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	937
Employee Share Purchase Plan Grant Date September 6th, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	September 6th, 2022
Vesting period	5 years
Last vesting date	Sep. 06, 2027
Exercise price (U.S. Dollars per A Share)	$ 26.51
Share options and RSUs outstanding	30,000
Employee Share Purchase Plan Grant Date October 1st, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	October 1st, 2022
Vesting period	5 years
Last vesting date	Oct. 01, 2027
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	2,586
Employee Share Purchase Plan Grant Date October 3rd, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	October 3rd, 2022
Vesting period	5 years
Last vesting date	Oct. 03, 2027
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	4,379
Employee Share Purchase Plan Grant Date October 17th, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	October 17th, 2022
Vesting period	5 years
Last vesting date	Oct. 17, 2027
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	2,805
Employee Share Purchase Plan Grant Date October 17th, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	October 17th, 2022
Vesting period	5 years
Last vesting date	Oct. 17, 2027
Exercise price (U.S. Dollars per A Share)	$ 21.39
Share options and RSUs outstanding	50,000
Employee Share Purchase Plan Grant Date December 9th, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	December 9th, 2022
Vesting period	5 years
Last vesting date	Dec. 09, 2027
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	306,866